Note 15 - Equity Incentive Plan (Details) (USD $)	0 Months Ended
Jul. 12, 2013
Share-based Arrangements with Employees and Nonemployees [Abstract]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares (in Shares)	2,500,000
Stock Issued During Period, Shares, Employee Stock Ownership Plan (in Shares)	1,660,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 8.10
Employee Stock Ownership Plan (ESOP), Compensation Expense (in Dollars)	$ 366,308
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	$ 6,279,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	48.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.97%